Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.	Subsequent Events

Management has evaluated events and transactions occurring after the date of the balance sheet and through the date of the independent registered public accounting firm report to determine whether any of these events or transactions were required to be recognized or disclosed in the financial statements.  The date of the independent auditors’ report is the date that the financial statements were available to be issued.

On July 27, 2011, CDSI Holdings Inc. (“CDSI”) entered into a Merger Agreement and Plan of Reorganization, as amended by and among CDSI, CDSI Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of CDSI (“Merger Sub”), the Company, and certain stockholders of the Company. On November 4, 2011, Merger Sub merged with and into the Company, with the Company surviving the Merger and becoming a wholly-owned subsidiary and principal operating business of CDSI (the “Merger”).

On November 7, 2011, the Company entered into separate employment and indemnification agreements with the Company’s executive officers and directors and a separate consulting and indemnification agreement with the Company’s Chief Financial Officer.  In conjunction with these agreements, the Stock Option Committee of the Company’s Board granted an aggregate 4,044,000 options to purchase Common Stock to Named Executive Officers and other employees and directors of the Company and approved the granting of 2,000,000 more options to the Company’s Chief Executive Officer on January 2, 2012, which are all subject to a three year vesting schedule.  Additionally on November 7, 2011, the Company’s Stock Option Committee established per-meeting director’s fees that provide for each director on the Audit Committee to receive options to purchase $12,500 worth of Company Common Stock for each Board or committee meeting attended by such director, and for each other director to receive options to purchase $10,000 worth of Company Common Stock for each Board or committee meeting attended by such director.